Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	108 Months Ended	132 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000120659_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000120659_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000120659_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000120659_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000120659_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000120659_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000120659_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000120659_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000120659_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000120659_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000120659_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000120659_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000182868_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Value Discovery K6 Fund
C000182868_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,380
C000182868_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,063
C000182868_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,393
C000182868_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,960
C000182868_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,655
C000182868_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,750
C000182868_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,716
C000182868_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,430
C000182868_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000182868_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,261
C000182868_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,278
C000182868_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,755
C000182868_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,971
C000182868_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,438
C000182868_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,184
C000182868_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,403
C000182868_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,830
C000182868_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000182868_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182868_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,263
C000182868_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,945
C000182868_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,787
C000182868_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,185
C000182868_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,678
C000182868_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,231
C000182868_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,538
C000182868_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,866
C000019558_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Value Discovery Fund
C000019558_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,005
C000019558_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,776
C000019558_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,505
C000019558_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,863
C000019558_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,407
C000019558_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,698
C000019558_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,661
C000019558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,690
C000019558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,559
C000019558_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,605
C000019558_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000019558_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,539
C000019558_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,033
C000019558_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,225
C000019558_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,785
C000019558_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,865
C000019558_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,104
C000019558_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,805
C000019558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,234
C000019558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,080
C000019558_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,870
C000019558_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000019558_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019558_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019558_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019558_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019558_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019558_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019558_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019558_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019558_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000064277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,024
C000064277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,810
C000064277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,558
C000064277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,926
C000064277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,487
C000064277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,826
C000064277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,806
C000064277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,860
C000064277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,765
C000064277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,838
C000064277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
C000064277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,539
C000064277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,033
C000064277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,225
C000064277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,785
C000064277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,865
C000064277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,104
C000064277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,805
C000064277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,234
C000064277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,080
C000064277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,870
C000064277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000064277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000064277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000064277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000064277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000064277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000064277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000064277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000064277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000064277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000064277_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000120659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Intrinsic Opportunities Fund
C000120659_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,043
C000120659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,920
C000120659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,568
C000120659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,872
C000120659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,629
C000120659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,346
C000120659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,380
C000120659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,018
C000120659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,467
C000120659_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,258
C000120659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® and Russell 2000® Linked Index
C000120659_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000120659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000120659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000120659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000120659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000120659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000120659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000120659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,137
C000120659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,576
C000120659_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,423
C000120659_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000120659_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000120659_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000120659_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000120659_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000120659_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000120659_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000120659_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,706
C000120659_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000120659_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000120659_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,482
C000182867_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Low-Priced Stock K6 Fund
C000182867_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,230
C000182867_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,594
C000182867_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,510
C000182867_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,425
C000182867_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,659
C000182867_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,065
C000182867_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,870
C000182867_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,160
C000182867_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000182867_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,334
C000182867_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,270
C000182867_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,728
C000182867_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,190
C000182867_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,005
C000182867_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,574
C000182867_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,727
C000182867_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,968
C000182867_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000182867_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182867_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,260
C000182867_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,942
C000182867_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,784
C000182867_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,181
C000182867_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,672
C000182867_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,226
C000182867_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,532
C000182867_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,859
C000019556_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Low-Priced Stock Fund
C000019556_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,852
C000019556_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,347
C000019556_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,716
C000019556_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,564
C000019556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,503
C000019556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,233
C000019556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,475
C000019556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,359
C000019556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,881
C000019556_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,582
C000019556_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000019556_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000019556_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000019556_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000019556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000019556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000019556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,706
C000019556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000019556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000019556_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,482
C000019556_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000019556_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019556_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000019556_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000019556_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000019556_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000019556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000019556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000019556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000019556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000019556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000019556_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000064275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064275_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,862
C000064275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,368
C000064275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,752
C000064275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,611
C000064275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,560
C000064275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,329
C000064275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,584
C000064275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,494
C000064275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,062
C000064275_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,786
C000064275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000064275_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,845
C000064275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,064
C000064275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,443
C000064275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,826
C000064275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,491
C000064275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,706
C000064275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,027
C000064275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,596
C000064275_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,482
C000064275_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000064275_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064275_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,444
C000064275_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,130
C000064275_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,118
C000064275_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,113
C000064275_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,765
C000064275_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,258
C000064275_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,548
C000064275_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,273
C000064275_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,389
C000064275_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,998
C000254543_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254543_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254543_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,795
C000254543_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
C000254543_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254543_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254543_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254543_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254543_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254540_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254540_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,007
C000254540_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
C000254540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254540_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254540_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254540_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254540_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254539_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,230
C000254539_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
C000254539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254539_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254539_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254541_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254541_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,412
C000254541_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
C000254541_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254541_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254541_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254541_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,120
C000254542_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254542_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,424
C000254542_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
C000254542_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,184
C000254542_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000254542_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254542_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,120